SALES	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
SALES
25.	SALES

A summary of the Company’s sales by product line is provided in the table below:

	For the	For the
	year ended	year ended
	December 31, 2018	December 31, 2017
Dried Cannabis	1,297,517	582,245
Cannabis Oils	771,533	340,352
Other	41,353	15,057
Total	2,110,403	937,654

During the year ended December 31, 2018, the Company earned approximately 35% of gross revenues from 2 major customers, one being a crown corporation (December 31, 2017 – $Nil).